(Loss) / Earnings per share - Narrative (Details) - shares	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Number of share options outstanding in share-based payment arrangement	23,224,188	9,168,396	8,577,236
Shares excluded from computation of earnings per share	67,016,919
Restricted Stock Units (RSUs)
Disclosure of analysis of other comprehensive income by item [line items]
Number of other equity instruments outstanding in share-based payment arrangement	692,306	814,256	275,877
Warrants
Disclosure of analysis of other comprehensive income by item [line items]
Number of other equity instruments outstanding in share-based payment arrangement	43,100,425